Stock Option and Stock Plans (Tables)	12 Months Ended
Dec. 31, 2021
Stock Option and Stock Plans
Equity Compensation Plan Information	Stock Plans 1 Issue Date Range Total Options Authorized Options Issued Options Remaining2 2018 Employee Stock Option Plan3, 4 9/26/18 – 9/26/28 1,000,000 950,000 0 2018 Officers, Directors, Employees, and Consultants Nonqualified Stock Option Plan3 9/26/18 – 9/26/28 4,000,000 4,495,0005 0 Date Number ofOptions1Qualified Number ofOptionsNonqualified WeightedAverageExercise Price WeightedAverageRemaining Contractual Term AggregateIntrinsicValue Balance December 31, 2019 850,000 3,807,000 $0.38 8 years - Exercised - - - - - Expired or Forfeited - - - - - Balance December 31, 2020 850,000 3,807,000 $0.38 7 years Granted 2021 - 500,000 $0.38 10 years Exercised 20,000 150,400 $0.38 - - Expired or Forfeited 780,000 3,656,600 $0.38 - - Balance December 31, 2021 50,000 500,000 $0.38 9.54 years - Vested as of December 31, 2021 30,000 0 $0.38 6.74 years -